Operating leases (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of Operating leases	The difference in measurement between the right of use asset and lease liability is included in general and administrative expenses in the consolidated statement of operations.

	As at
	Mar 31, 2019	Dec 31, 2018
Operating lease, right of use asset	2,051,985	2,169,158
Total operating leases, right of use asset	2,051,985	2,169,158

Current portion of operating lease obligations	452,617	477,147
Non-current portion of operating lease obligations	1,362,066	1,491,507
Total operating leases obligations	1,814,683	1,968,654

	Three months ended
	Mar 31, 2019	Mar 31, 2018
Foreign exchange on operating leases	(36,799)	-
Total foreign exchange on operating leases	(36,799)	-

Schedule of Operating Lease, Liability, Maturity
As of March 31, 2019, the Company had the following undiscounted operating lease commitments:

	2019 (1)	2020	2021	2022	2023	2024-2026
Office space	387,622	339,772	296,499	303,198	309,341	689,727
	387,622	339,772	296,499	303,198	309,341	689,727

(1)	Nine-month period ending December 31, 2019.